Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payments
Schedule of share-based payment arrangement expense

In € thousand	2022	2021
General population and executives – standard ESOP	7,942	29,286
General population - RSU	4,977	77
Executives – ESOP special vesting	1,101	2,135
Executives – RSU	3,259	1,178
Executives – Performance-based stock options	(375)	2,296
Executives – Time-based stock options	2,200	3,505
Executives – Success fees (cash-settled)	(134)	2,590
Executives – Success fee (equity-settled)	—	1,844
Joint stock ownership Plan (JSOP) incl. bonus	(4,435)	5,438
Share-based payment – Vendors	9,726	—
Total expense	24,261	48,349

General population and executives - standard ESOP
Share-based Payments
Schedule of expense from share-based payment arrangement

The expense recognized for participant services received during the year is shown in the following table:

In € thousand	2022	2021
Expense arising from equity-settled share-based payment awards	7,942	29,286

Schedule of movements

Equity-settled options:

	2022		2021
	Number of	2022	Number of	2021
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	19,573,307	€0.00	13,962,159	€0.00
Granted during the year	5,714	€0.00	4,019,799	€0.00
Forfeited during the year	(1,188,512)	€0.00	(757,105)	€0.00
Exercised during the year	(10,318,085)	€0.00	—	—
Transferred (to)/ from cash-settled	(22,856)	€0.00	2,348,454	€0.00
Outstanding at December 31	8,049,568	€0.00	19,573,307	€0.00

Cash-settled options:

	2022		2021
	Number of	2022	Number of	2021
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	—	—	2,348,454	—
Exercised during the year	(17,142)	€0.00	—	—
Transferred from/ (to) equity-settled	22,856	€0.00	(2,348,454)	€0.00
Outstanding at December 31	5,714	€0.00	—	—

Schedule of fair values

		Price of one share in
in €	Valuation methodology	Lilium N.V.
December 31, 2020	Hybrid model	6.05
March 31, 2021	Hybrid model	7.13
June 30, 2021	Hybrid model	7.05
July 31, 2021	Hybrid model	7.36
August 31, 2021	Hybrid model	7.71
September 15, 2021	Actual share price	7.89
December 31, 2021	Actual share price	6.12
March 31, 2022	Actual share price	3.59

General population - Restricted Stock Units ("RSU")
Share-based Payments
Schedule of expense from share-based payment arrangement

In € thousand	2022	2021
Expense arising from equity settled RSU	4,977	77

Schedule of movements

	2022		2021
	Number of	2022	Number of	2021
(in units)	RSU	WAEP	RSU	WAEP
Outstanding at January 1	162,800	€0.12	—	—
Assigned during the year	4,886,077	€0.12	162,800	€0.12
Exercised during the year	(638,470)	€0.12	—	—
Forfeited during the year	(135,309)	€0.12	—	—
Outstanding at December 31	4,275,098	€0.12	162,800	€0.12

Executives - ESOP modified
Share-based Payments
Schedule of expense from share-based payment arrangement

In € thousand	2022	2021
Expense arising from equity-settled share-based payment awards	1,101	2,135

Schedule of movements

	2022		2021
	Number of	2022	Number of	2021
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	1,888,477	7.90	—	—
Granted during the year	—	—	1,888,477	7.90
Forfeited during the year	(1,160,457)	8.50	—	—
Outstanding at December 31	728,020	6.94	1,888,477	7.90

Executives - Restricted Stock Units ("RSU")
Share-based Payments
Schedule of expense from share-based payment arrangement

In € thousand	2022	2021
Expense arising from equity–settled RSU	3,259	1,178

Schedule of movements

	2022		2021
	Number of	2022	Number of	2021
(in units)	RSU	WAEP	RSU	WAEP
Outstanding at January 1	1,050,913	€0.12	—	—
Granted during the year	1,699,411	€0.12	1,050,913	€0.12
Forfeited during the year	(134,400)	€0.12	—	—
Exercised during the year	(291,199)	€0.12	—	—
Outstanding at December 31	2,324,725	€0.12	1,050,913	€0.12

Executives - Performance-based stock options
Share-based Payments
Schedule of expense from share-based payment arrangement

In € thousand	2022	2021
(Income) / expense arising from performance-based stock option	(375)	2,296

Schedule of movements

	2022		2021
	Number of	2022	Number of	2021
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	7,036,501	€8.15	—	—
Granted during the year	1,272,059	€9.45	7,036,501	€8.15
Forfeited during the year	(4,711,839)	€8.66	—	—
Outstanding at December 31	3,596,721	€7.94	7,036,501	€8.15

Schedule of inputs used for measurement of fair values

The following table lists the inputs to the Black-Scholes model used for the fair market value calculation for performance-based stock options for the year ended December 31, 2022:

	2022	2021
Risk free rate range	(0.69%) – 2.01%	(0.69%) – (0.66%)
Expected dividend yield	—	—
Expected exercise term	3.3 – 3.4 years	4 years
Expected volatility	108.86% - 121.91%	121.8%

Executives - Time-based stock options
Share-based Payments
Schedule of expense from share-based payment arrangement

In € thousand	2022	2021
Expense arising from time-based stock options	2,200	3,505

Schedule of movements

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the years ended December 31, 2022 and 2021:

	2022		2021
	Number of	2022	Number of	2021
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	2,951,000	€7.25	—	—
Granted during the year	2,199,488	€2.76	2,951,000	€7.25
Forfeited during the year	(2,043,000)	€7.25	—	—
Outstanding at December 31	3,107,488	€4.07	2,951,000	€7.25

Schedule of inputs used for measurement of fair values

	2022	2021
Risk free rate range	(0.69%) – 2.05%	(0.69%)
Expected dividend yield	0	0
Expected exercise term	1.1 – 1.8 years	4 years
Expected volatility	118.97% – 124.10%	121.9%

Executives - Success fees
Share-based Payments
Schedule of expense from share-based payment arrangement

In € thousand	2022	2021
(Income)/expense for success fees cash-settled	(134)	2,590
Expense for success fee equity-settled	—	1,844
Total (income)/expense	(134)	4,434

Executives - Joint Stock Ownership plan (JSOP) and bonus
Share-based Payments
Schedule of expense from share-based payment arrangement

In € thousand	2022	2021
(Income)/ expense for JSOP	(3,762)	3,762
(Income)/ expense for bonus	(673)	1,676
Total (income)/ expense	(4,435)	5,438